UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5896

                               Scudder Target Fund
                               -------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period: 4/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Target 2014 Fund
Investment Portfolio as of April 30, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------

                                                                                       Shares          Value ($)
                                                                                 -------------------------------
Common Stocks 28.8%
Consumer Discretionary 3.1%
Hotels Restaurants & Leisure 0.1%
McDonald's Corp.                                                                        1,820            53,344
                                                                                                    -----------
Household Durables 0.2%
Harman International Industries, Inc.                                                   1,750           137,515
                                                                                                    -----------
Media 1.0%
Clear Channel Communications, Inc.                                                      2,640            84,321
Time Warner, Inc.*                                                                     16,900           284,089
Viacom, Inc. "B"                                                                        4,251           147,170
                                                                                                    -----------
                                                                                                        515,580

Multiline Retail 1.4%
Dollar General Corp.                                                                    5,200           105,820
Federated Department Stores, Inc.                                                       6,200           356,500
J.C. Penney Co., Inc.                                                                   5,860           277,823
                                                                                                    -----------
                                                                                                        740,143

Specialty Retail 0.4%
Sherwin-Williams Co.                                                                    1,140            50,810
Staples, Inc.                                                                           4,290            81,810
Urban Outfitters, Inc.*                                                                 1,710            75,753
                                                                                                    -----------
                                                                                                        208,373

Consumer Staples 2.8%
Beverages 0.9%
Brown-Forman Corp. "B"                                                                  1,710            94,905
Coca-Cola Co.                                                                           4,900           212,856
PepsiCo, Inc.                                                                           3,570           198,635
                                                                                                    -----------
                                                                                                        506,396

Food & Staples Retailing 0.3%
Safeway, Inc.*                                                                          7,100           151,159
                                                                                                    -----------
Food Products 0.6%
General Mills, Inc.                                                                     6,320           312,208
                                                                                                    -----------
Household Products 0.8%
Procter & Gamble Co.                                                                    8,170           442,405
                                                                                                    -----------
Personal Products 0.2%
Avon Products, Inc.                                                                     1,900            76,152
                                                                                                    -----------
Energy 2.4%
Oil, Gas & Consumable Fuels
Amerada Hess Corp.                                                                      2,930           274,395
Burlington Resources, Inc.                                                              1,190            57,846
ChevronTexaco Corp.                                                                     5,240           272,480
ConocoPhillips                                                                          1,200           125,820
Devon Energy Corp.                                                                      1,720            77,692
ExxonMobil Corp.                                                                        8,562           488,291
                                                                                                    -----------
                                                                                                      1,296,524

Financials 6.3%
Banks 1.8%
Bank of America Corp.                                                                  14,230           640,919
US Bancorp.                                                                             1,860            51,894
Wachovia Corp.                                                                          4,800           245,664
Zions Bancorp.                                                                            710            49,721
                                                                                                    -----------
                                                                                                        988,198

Capital Markets 2.0%
Lehman Brothers Holdings, Inc.                                                          5,500           504,460
Morgan Stanley                                                                          1,780            93,664
The Goldman Sachs Group, Inc.                                                           4,380           467,740
                                                                                                    -----------
                                                                                                      1,065,864

Consumer Finance 0.6%
MBNA Corp.                                                                             15,500           306,125
                                                                                                    -----------
Diversified Financial Services 0.8%
CIT Group, Inc.                                                                         5,040           203,011
Citigroup, Inc.                                                                         2,420           113,643
JPMorgan Chase & Co.                                                                    3,010           106,825
                                                                                                    -----------
                                                                                                        423,479

Insurance 1.1%
Allstate Corp.                                                                          7,750           435,240
Hartford Financial Services Group, Inc.                                                 1,900           137,503
Prudential Financial, Inc.                                                                930            53,150
                                                                                                    -----------
                                                                                                        625,893

Health Care 3.8%
Biotechnology 0.6%
Amgen, Inc.*                                                                              930            54,135
Charles River Laboratories International, Inc.*                                         1,180            55,896
Genzyme Corp.*                                                                          1,780           104,326
Invitrogen Corp.*                                                                       1,570           115,034
                                                                                                    -----------
                                                                                                        329,391

Health Care Equipment & Supplies 0.4%
Fisher Scientific International, Inc.*                                                  3,560           211,393
                                                                                                    -----------
Health Care Providers & Services 1.3%
Caremark Rx, Inc.*                                                                      7,560           302,778
Coventry Health Care, Inc.*                                                             2,680           183,392
UnitedHealth Group, Inc.                                                                1,110           104,906
WellPoint, Inc.*                                                                          850           108,588
                                                                                                    -----------
                                                                                                        699,664

Pharmaceuticals 1.5%
Allergan, Inc.                                                                          2,000           140,780
Johnson & Johnson                                                                       9,568           656,652
                                                                                                    -----------
                                                                                                        797,432

Industrials 3.1%
Aerospace & Defense 1.3%
Goodrich Corp.                                                                          2,430            97,929
Honeywell International, Inc.                                                           3,000           107,280
Lockheed Martin Corp.                                                                   3,820           232,829
Northrop Grumman Corp.                                                                  3,030           166,165
United Technologies Corp.                                                                 720            73,238
                                                                                                    -----------
                                                                                                        677,441

Commercial Services & Supplies 0.2%
Waste Management, Inc.                                                                  4,620           131,624
                                                                                                    -----------
Industrial Conglomerates 1.0%
3M Co.                                                                                    660            50,470
General Electric Co.                                                                   13,750           497,750
                                                                                                    -----------
                                                                                                        548,220

Machinery 0.6%
Deere & Co.                                                                             1,210            75,673
Parker-Hannifin Corp.                                                                   4,360           261,339
                                                                                                    -----------
                                                                                                        337,012

Information Technology 4.5%
Communications Equipment 0.7%
Cisco Systems, Inc.*                                                                    3,370            58,234
Motorola, Inc.                                                                         18,600           285,324
                                                                                                    -----------
                                                                                                        343,558

Computers & Peripherals 1.2%
Dell, Inc.*                                                                             2,200            76,626
EMC Corp.*                                                                             24,230           317,898
International Business Machines Corp.                                                   3,440           262,747
                                                                                                    -----------
                                                                                                        657,271

Internet Software & Services 0.3%
Google, Inc. "A"*                                                                         720           158,400
                                                                                                    -----------
IT Consulting & Services 0.6%
Accenture Ltd. "A"*                                                                     5,400           117,180
Affiliated Computer Services, Inc. "A"*                                                 4,430           211,178
                                                                                                    -----------
                                                                                                        328,358

Semiconductors & Semiconductor Equipment 0.4%
Altera Corp.*                                                                           3,000            62,190
Applied Materials, Inc.*                                                                5,630            83,718
Broadcom Corp. "A"*                                                                     2,950            88,235
                                                                                                    -----------
                                                                                                        234,143

Software 1.3%
Microsoft Corp.                                                                         5,140           130,042
Oracle Corp.*                                                                          42,540           491,762
Symantec Corp.*                                                                         3,700            69,486
                                                                                                    -----------
                                                                                                        691,290

Materials 0.8%
Chemicals 0.5%
Dow Chemical Co.                                                                        3,410           156,621
PPG Industries, Inc.                                                                    1,830           123,617
                                                                                                    -----------
                                                                                                        280,238

Paper & Forest Products 0.3%
Georgia-Pacific Corp.                                                                   4,310           147,704
                                                                                                    -----------
Telecommunication Services 1.0%
Diversified Telecommunication Services
ALLTEL Corp.                                                                            2,800           159,488
Sprint Corp.                                                                           11,760           261,778
Verizon Communications, Inc.                                                            3,710           132,818
                                                                                                    -----------
                                                                                                        554,084

Utilities 1.0%
Electric Utilities 0.8%
Edison International                                                                    2,440            88,572
Exelon Corp.                                                                            2,530           125,235
PG&E Corp.                                                                              5,410           187,835
                                                                                                    -----------
                                                                                                        401,642

Independent Power Producer & Energy Traders 0.2%
Constellation Energy Group                                                              2,350           123,516
                                                                                                    -----------

Total Common Stocks (Cost $13,570,416)                                                               15,501,739
                                                                                                    -----------

                                                                                   Principal
                                                                                   Amount ($)         Value ($)
                                                                                   ----------         ---------

US Government Backed 71.3%
US Treasury STRIPs, Principal Only, 4.358%**, 11/15/2014 (a)
(Cost $37,164,896)                                                                 57,855,000        38,345,310
                                                                                                    -----------

                                                                                       Shares          Value ($)
                                                                                       ------          ---------

Securities Lending Collateral 16.7%
Daily Assets Fund Institutional, 2.94% (b)(c)
(Cost $8,986,073)                                                                   8,986,073         8,986,073
                                                                                                    -----------

                                                                                         % of
                                                                                       Net Assets      Value ($)
                                                                                       ----------      ---------

Total Investment Portfolio  (Cost $59,721,385)                                          116.8        62,833,122
Other Assets and Liabilities, Net                                                       -16.8        -9,026,518
                                                                                                    -----------
Net Assets                                                                              100.0        53,806,604
                                                                                                    ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Bond equivalent yield to maturity; not a coupon rate.

(a) All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2005 amounted to $8,888,855, which is 16.5% of total net assets.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending.

STRIPS:  Separate Trading of Registered Interest and Principal Securities.

Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

At April 30, 2005, open written options were as follows:

                                                                Expiration
Written Options                          Number of Options         Date          Strike Price          Value ($)
----------------------------------------------------------------------------------------------------------------
Call Options
----------------------------------------------------------------------------------------------------------------
Safeway Inc.                                    17                      5/1/2005         22.5               425
----------------------------------------------------------------------------------------------------------------
Total Outstanding written options (Premiums received $444)                                                  425
----------------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Target 2014 Fund


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Target 2014 Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005



By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               June 23, 2005